UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

450 Lexington Ave, 39th Floor
New York, NY 10017

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
450 Lexington Ave, 39th Floor
New York, NY 10017

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 763-4700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2010 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages are as follows:

Investments in Private Equity Investments (29.23%)	Geographic Region [a]	Fair Value
Direct Investments (11.02%)
Collins Foods Group [c]	Asia-Pacific	$847,026
Grupo Santillana [c]	South America	500,000
Kaffee Partner AG c	Western Europe	1,017,232
Learning Care Group [c]	North America	2,484,998
Surgery Partners [c]	North America	417,768
The Ambea Group [c]	Western Europe	527,116
Total Direct Investments (11.02%)		5,794,140

Primary Investments (1.10%)
Avista Capital Partners II, LP [b,c]	North America	$576,882
Total Primary Investments (1.10%)		576,882

Secondary Investments (17.11%)
3i Europartners Vb, LP [b,c]	Western Europe	$436,440
Apollo Overseas Partners (Delaware) VII, LP [b,c]	North America	290,884
Ares Corporate Opportunities Fund III, LP [b,c]	North America	162,811
Baring Asia Private Equity Fund IV, LP [b,c]	Asia-Pacific	473,796
Candover 2001 Fund UK No. 2, LP [b,c]	Western Europe	498,652
Candover 2005 Fund, LP [b,c]	Western Europe	459,252
Carlyle Partners IV, LP [b,c]	North America	2,408,761
Carlyle Partners V, LP [b,c]	North America	366,934
Duke Street Capital V, LP [b,c]	Western Europe	66,057
Duke Street Capital VI, LP [b,c]	Western Europe	460,980
Fourth Cinven Fund, LP [b,c]	Western Europe	518,456
Irving Place Capital Partners II, LP [b,c]	North America	55,674
Irving Place Capital Partners III, LP [b,c]	North America	655,520
Montagu III, LP [b,c]	Western Europe	278,027
Silver Lake Partners III, LP [b,c]	North America	1,226,832
Silver Lake Sumeru Fund, LP [b,c]	North America	172,902
Warburg Pincus Private Equity X, LP [b,c]	North America	465,115
Total Secondary Investments (17.11%)		8,997,093

Total Investments in Private Equity Investments (Cost $13,515,071) (29.23%)		15,368,115

Short-Term Investments (63.21%)

UMB Bank Money Market Fiduciary		33,228,767

Total Short-Term Investments (Cost $33,228,767) (63.21%)		33,228,767

Total Investments (Cost $46,743,838) (92.44%)		48,596,882

Other Assets in Excess of Liabilities (7.56%)		3,973,146

Members' Equity (100.00%)		$52,570,028

a	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
b	Non-income producing.
c	Investments are issued in private placement transactions and as such are restricted as to resale.
Total cost and fair value of restricted portfolio funds as of June 30, 2010 was $13,515,071 and $15,368,115, respectively.

The accompanying notes are an integral part of the Schedule of Investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements. As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date. Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•       Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. As required by ASC 820-10, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•       Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities is generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•       Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investment using Level III pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to EBITDA or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$5,794,140	$5,794,140
Primary Investments	-	-	576,882	576,882
Secondary Investments	-	-	8,997,093	8,997,093
Short-Term Investments	33,228,767	-	-	33,228,767
Total	$33,228,767	$-	$15,368,115	$48,596,882

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of March 31, 2010	$4,799,595
Realized gain (loss)	-
Net change in unrealized appreciation/depreciation	303,330
Net purchases (sales)	10,265,190
Net transfers in or out of Level 3	-
Balance as of June 30, 2010	$15,368,115

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*
/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date August 27, 2010

By (Signature and Title)*
/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.